Unsecured Senior Notes	12 Months Ended
May 31, 2023
Debt Disclosure [Abstract]
Unsecured Senior Notes
14.	UNSECURED SENIOR NOTES
In July 2020, the Company issued unsecured senior notes for a principal amount of US$300,000 which are listed in the Stock Exchange of Hong Kong Limited. The notes bear fixed interest rate at 2.125% with interest payable semiannually in arrears on January 2 and July 2 of each calendar year, commencing on January 2, 2021.
For the year ended May 31, 202
2
, the Company repurchased unsecured senior notes with a total principal amount of US$234,385 at a repurchase price of US$221,997. The repurchased unsecured senior notes were derecognized from the Group’s consolidated balance sheets, and the relevant repurchase gains amounting to US$12,579 were recognized in the Group’s consolidated statements of operations for the year ended May 31, 202
2
.
For the year ended May 31, 2023, the Company repurchased unsecured senior notes with a total principal amount of US$50,962 at a repurchase price of US$48,764. The repurchased unsecured senior notes were derecognized from the Group’s consolidated balance sheets, and the relevant repurchase gains amounting to US$2,347 were recognized in the Group’s consolidated statements of operations for the year ended May 31, 2023.

A summary of the unsecured senior notes as of May 31, 2023 is as follows:

	As of May 31,		Effective interest rate
	2022	2023
	US$	US$
Carrying amount of the unsecured senior notes due 2025	65,394	14,653	2.35%
Unamortized debt discounts, accrued interest expenses and debt issuance costs	221	—

Total principal amount of the unsecured senior notes	65,615	14,653

The unsecured senior notes were issued at a discount amount of US$299,181. Debt issuance costs of US$2,098 were directly deducted from the principal amount of the unsecured senior notes. The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.
The unsecured senior notes contain covenants including, among others, negative pledge, consolidation, merger and sale all or substantially all of the Company’s assets. The notes will rank senior in rights of payment to all of the Company’s existing and future obligations expressly subordinated in rights of payment to the notes and rank at least equal in rights of payment with all of the Company’s existing and future unsecured and unsubordinated obligations (subject to any priority rights pursuant to applicable law).